Marketable securities and investment in associate (Disclosure of marketable securities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of marketable securities [Line Items]
Fair value, Beginning Balance	$ 1,755,000
Fair value, Ending Balance	3,096,000	$ 1,755,000
Marketable securities [Member]
Disclosure of marketable securities [Line Items]
Fair value, Beginning Balance	1,755,000	1,785,510
FX and Fair Value Adjustment	1,341,000	(30,510)
Fair value, Ending Balance	3,096,000	1,755,000
Marketable securities [Member] | Green Matters [Member]
Disclosure of marketable securities [Line Items]
Fair value, Beginning Balance	1,755,000	1,785,510
FX and Fair Value Adjustment	1,341,000	(30,510)
Fair value, Ending Balance	$ 3,096,000	$ 1,755,000